Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,683,053.56
Previously Paid Amount	0.00
Total Fee Amount	3,408.73
Total Offset Amount	0.00
Net Fee	$ 3,408.73